Operating Segments - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
OperatingSegmentsLineItems [Line Items]
Segment EBITDA	$ (15,436)	$ (16,285)
Income tax (expense)/benefit	411	(174)
Other revenue
Any other reconciling items	(11,069)	(2,754)
Loss for the period	(26,094)	$ (19,213)		$ 37,593
Bendon Limited [Member]
OperatingSegmentsLineItems [Line Items]
Segment EBITDA			$ (2,126)	(24,053)	$ 10,470	$ 3,420
Income tax (expense)/benefit			(865)	(60)	(5,546)	1,274
Other revenue					7,710	24
Any other reconciling items			(12,988)	(13,480)	(33,380)	(17,823)
Loss for the period	$ 26,094		$ (15,979)	$ (37,593)	$ (20,746)	$ (13,105)